SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SEGMENTS
SEGMENTS

NOTE 19 — SEGMENTS

Our operating segments, which are consistent with our reportable segments, reflect the structure of our internal organization, the method by which our resources are allocated and the manner by which the chief operating decision maker assesses our performance. Our reportable segment structure includes two segments, Institutional and Food & Beverage.

Our segments are described as follows:

●	Institutional — Our Institutional products and services are designed to enhance cleanliness, safety, environmental sustainability, and efficiency for our customers. We offer a broad range of products, solutions, equipment and machines including infection prevention and personal care, floor and building care chemicals, kitchen and mechanical warewash chemicals and machines, dosing and dispensing equipment, and floor care machines. We deliver these solutions to customers in the healthcare, education, food service, retail and grocery, hospitality, and building service contractors industries.
●	Food & Beverage — Our Food & Beverage products and services are designed to maximize the hygiene, safety, and efficiency of our customers’ production and cleaning processes while minimizing their impact on the natural resources they consume. We offer a broad range of products, solutions, equipment and machines including chemical products, engineering and equipment solutions, knowledge-based services, training through our Diversey Hygiene Academy, and water treatment. We deliver these solutions to enhance food safety, operational excellence, and sustainability for customers in the brewing, beverage, dairy, processed foods, pharmaceutical, and agriculture industries.

No operating segments were aggregated to form our reportable segments. The reportable segments are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. We evaluate performance of the reportable segments based on the results of each segment. The performance metric used by our chief operating decision maker to evaluate performance of our reportable segments is Adjusted EBITDA. Certain amounts within segment Adjusted EBITDA for prior periods have been reclassified to conform with the current presentation, with no impact on consolidated Adjusted EBITDA.

As described in Note 1, our net sales are comprised of commercial cleaning, sanitation and hygiene products and solutions for food safety and service, food and beverage plant operations, floor care, housekeeping and room care, laundry and hand care.

Net sales for each of the Company’s reportable segments is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Institutional	$487.2	$522.4	$1,431.5	$1,490.6
Food & Beverage	177.7	158.7	515.0	471.2
Total	$664.9	$681.1	$1,946.5	$1,961.8

Adjusted EBITDA for each of the Company’s reportable segments is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Institutional	$84.3	$89.2	$233.5	$253.2
Food & Beverage	34.3	26.4	101.3	83.9
Total	$118.6	$115.6	$334.8	$337.1

The following table shows a reconciliation of Adjusted EBITDA for the Company’s reportable segments to consolidated income (loss) before income tax provision (benefit):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Adjusted EBITDA for reportable segments	$118.6	$115.6	$334.8	$337.1
Corporate costs	(12.0)	(8.8)	(34.2)	(32.2)
Interest expense	(25.8)	(32.4)	(97.4)	(94.8)
Interest income	0.8	1.2	2.9	4.6
Amortization expense of intangible assets	(24.2)	(24.8)	(72.6)	(74.0)
Depreciation expense included in cost of sales	(20.4)	(21.4)	(62.0)	(64.4)
Depreciation expense included in selling, general and administrative expenses	(2.9)	(2.3)	(6.9)	(6.2)
Transition and transformation costs and non-recurring costs(1)	(7.5)	(11.2)	(33.1)	(20.0)
Restructuring and exit costs(2)	(19.8)	(2.0)	(22.4)	(5.3)
Foreign currency gain (loss) related to Argentina subsidiaries(3)	2.9	0.3	2.7	(0.3)
Adjustment to tax indemnification asset(4)	(0.1)	(0.1)	(1.4)	(1.4)
Merger and acquisition-related cost(5)	—	(0.9)	—	(0.9)
Bain Capital management fee(6)	—	(1.8)	(19.4)	(5.6)
Non-cash pension and other post-employment benefit plan(7)	4.3	3.5	12.0	9.7
Unrealized foreign currency exchange gain (loss)(8)	2.4	8.8	(5.2)	17.6
Factoring and securitization fees(9)	(1.4)	(1.3)	(3.6)	(3.2)
Share-based compensation(10)	(16.0)	(0.6)	(99.3)	(1.2)
Tax receivable agreement adjustments(11)	—	—	(4.1)	—
Loss on extinguishment of debt(12)	(15.6)	—	(15.6)	—
Realized foreign currency exchange loss on debt refinancing(13)	(4.5)	—	(4.5)	—
Other items	(1.7)	(1.7)	(2.8)	(2.3)
Income (loss) before income tax provision (benefit)	$(22.9)	$20.1	$(132.1)	$57.2
(1)	In the period following the Diversey Acquisition, we incurred costs primarily consisting of professional and consulting services in such areas as information technology, controllership, tax, treasury, transformation services, human resources, procurement and supply chain in establishing ourselves as a standalone company and to position ourselves for future growth. Costs incurred in 2021 include those necessary to become a publicly traded Company.
(2)	Includes costs related to restructuring programs and business exit activities. See Note 17 — Restructuring and Exit Activities.
(3)	Effective July 1, 2018, Argentina was deemed to have a highly inflationary economy and the functional currency for our Argentina operations was changed from the Argentine Peso to the United States dollar and remeasurement charges/credits are recorded in our Condensed Consolidated Statements of Operations rather than as a component of Cumulative Translation Adjustment on our Condensed Consolidated Balance Sheets.
(4)	In connection with the Diversey Acquisition, the purchase agreement governing the transaction includes indemnification provisions with respect to tax liabilities. The offset to this adjustment is included in income tax provision.
(5)	These costs consisted primarily of investment banking, legal and other professional advisory services costs.
(6)	Represents fees paid to Bain Capital pursuant a management agreement whereby we have received general business consulting services; financial, managerial and operational advice; advisory and consulting services with respect to selection of advisors; advice in different fields; and financial and strategic planning and analysis. The management agreement was terminated in
March 2021 pursuant to its terms upon the consummation of the IPO, and we recorded a termination fee of $17.5 million during the nine months ended September 30, 2021.
(7)	Represents the net impact of the expected return on plan assets, interest cost, and settlement cost components of net periodic defined benefit income related to our defined benefit pension plans.
(8)	Represents the unrealized foreign currency exchange impact on our operations, primarily attributed to the valuation of the U.S. Dollar-denominated debt held by our European entity.
(9)	On November 15, 2018, we entered into a factoring Master Agreement with Factofrance, S.A. Additionally, on April 22, 2020, the Company entered into a securitization arrangement with PNC to sell certain North American customer receivables without recourse on a revolving basis. This amount represents the fees to complete the sale of the receivables without recourse. Refer to Note 5 — Financial Statement Details.
(10)	Represents compensation expense associated with our Management Equity Incentive Plan and Long-Term Incentive Plan awards. See Note 16 — Share-Based Compensation.
(11)	Represents the adjustment to our Tax Receivable Agreement liability primarily due to changes in tax laws that impact the realizability of the attributes of the Tax Receivable Agreement. See Note 13 — Income Taxes.
(12)	Represents the costs incurred in connection with the redemption of the 2017 Senior Notes on September 29, 2021. See Note 8 — Debt and Credit Facilities.
(13)	For the three and nine months ended September 30, 2021, the Company incurred a realized foreign currency exchange loss of $4.5 million on the refinancing of the Senior Secured Credit Facilities. See Note 8 — Debt and Credit Facilities.

Geographic Regions

Net sales(1) by geographic region are as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Asia Pacific	$82.9	$84.6	$245.5	$249.5
Europe	313.8	280.3	841.8	840.2
Latin America	45.5	37.2	133.6	124.7
Middle East & Africa	63.0	52.5	170.9	164.9
North America(2)	159.7	226.5	554.7	582.5
Total	$664.9	$681.1	$1,946.5	$1,961.8
(1)	No non-U.S. country accounted for net sales in excess of 10% of consolidated net sales for the three and nine months ended September 30, 2021 or 2020.
(2)	Net sales to external customers within the U.S. were $120.5 million and $175.4 million for the three months ended September 30, 2021 and 2020, respectively, and $390.4 million and $463.7 million for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 22 — SEGMENTS

Our operating segments, which are consistent with our reportable segments, reflect the structure of our internal organization, the method by which our resources are allocated and the manner by which the chief operating decision maker assesses our performance. During the fourth quarter of 2020, the Company reorganized its business structure, which reflects the method by which the chief operating decision maker of Company assesses its performance and allocates its resources. Our new reportable segment structure includes two segments: (i) Institutional; and (ii) Food and Beverage (“F&B”). All prior period information has been recast to reflect these two segments as our new reportable segments. Prior to our re-segmentation in the fourth quarter of 2020, our historical reportable segments were five geographic regions: (i) North America; (ii) Europe; (iii) Asia-Pacific; (iv) Middle East and Africa; and (v) Latin America.

Our segments are described as follows:

●	Institutional — Our Institutional products and services are designed to enhance cleanliness, safety, environmental sustainability, and efficiency for our customers. We offer a broad range of products, solutions, equipment and machines including infection prevention and personal care, floor and building care chemicals, kitchen and mechanical warewash chemicals and machines, dosing and dispensing equipment, and floor care machines. We deliver these solutions to customers in the Healthcare, Education, Food Service, Retail & Grocery, Hospitality, and Building Service Contractors industries.
●	Food & Beverage — Our Food & Beverage products and services are designed to maximize the hygiene, safety, and efficiency of our customers’ production and cleaning processes while minimizing their impact on the natural resources they consume. We offer a broad range of products, solutions, equipment and machines including chemical products, engineering and equipment solutions, knowledge-based services, training through our Diversey Hygiene Academy, and water treatment. We deliver these solutions to enhance food safety, operational excellence, and sustainability for customers in the Brewing, Beverage, Dairy, Processed Foods, Pharma, and Agriculture industries.

No operating segments were aggregated to form our reportable segments. The reportable segments are the segments of the Company for which separate financial information is available and for which segment results are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. We evaluate performance of the reportable segments based on the results of each segment. The performance metric used by our chief operating decision maker to evaluate performance of our reportable segments is Adjusted EBITDA.

As described in Note 1, our Net Sales are comprised of commercial cleaning, sanitation and hygiene products and solutions for food safety and service, food and beverage plant operations, floor care, housekeeping and room care, laundry and hand care. Net sales for each of the Company’s reportable segments is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Institutional	$1,995.3	$1,979.1	$2,023.9
Food & Beverage	633.9	644.8	664.2
Total	$2,629.2	$2,623.9	$2,688.1

Adjusted EBITDA for each of the Company’s reportable segments is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Institutional	$340.7	$296.4	$279.8
Food & Beverage	114.4	101.9	99.6
Total	$455.1	$398.3	$379.4

The following table shows a reconciliation of Adjusted EBITDA for the Company’s reportable segments to consolidated loss before income tax provision:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Adjusted EBITDA for reportable segments	$455.1	$398.3	$379.4
Corporate costs(14)	(53.9)	(58.5)	(57.8)
Interest expense	(127.7)	(141.0)	(135.2)
Interest income	5.9	7.5	5.8
Amortization expense of intangible assets acquired	(98.2)	(93.7)	(91.2)
Depreciation expense included in cost of sales	(89.5)	(84.4)	(73.4)
Depreciation expense included in selling, general and administrative expenses	(7.9)	(7.4)	(7.6)
Impairment of goodwill(1)	—	—	(68.5)
Transition and transformation costs and non-recurring costs(2)	(42.5)	(52.8)	(120.6)
Restructuring costs(3)	(25.6)	(19.8)	(24.9)
Foreign currency loss related to Argentina subsidiaries(4)	(1.6)	(11.4)	(3.4)
Adjustment to tax indemnification asset(5)	(2.8)	(7.1)	(31.0)
Merger and acquisition-related cost(6)	(1.0)	(0.3)	(7.3)
Acquisition accounting adjustments(7)	—	(1.9)	(5.3)
Bain Capital management fee(8)	(7.5)	(7.5)	(7.5)
Non-cash pension and other post-employment benefit plan(9)	12.9	8.8	10.5
Foreign currency loss (gain)(10)	25.1	(10.8)	16.3
Factoring and securitization fees(11)	(4.3)	(3.4)	(0.6)
Share-based incentive compensation(12)	(67.5)	(3.0)	—
Gain on sale of business and investments(13)	—	13.0	—
Other items	1.7	(0.9)	(2.4)
Loss before income tax provision	$(29.3)	$(76.3)	$(224.7)
(1)	Represents impairment of goodwill primarily due to significant currency devaluation and volatility, as well as deterioration in economic conditions in Latin America and the Middle East and currency devaluation and lower than expected performance in Europe and North America.
(2)	In the period following the 2017 Acquisition, we incurred costs primarily consisting of professional and consulting services in such areas as information technology, controllership, tax, treasury, transformation services, human resources, procurement and supply chain in establishing ourselves as a standalone company and to position ourselves for future growth. Costs incurred in 2020 include those necessary to become a publicly traded Company.
(3)	Includes costs related to restructuring programs including expenses mainly related to reduction in headcount.
(4)	Effective July 1, 2018, Argentina was deemed to have a highly inflationary economy and the functional currency for our Argentina operations was changed from the Argentinian Peso to the U. S. dollar and remeasurement charges/credits are recorded in our consolidated statements of operations rather than as a component of Cumulative Translation Adjustment on our consolidated balance sheets.
(5)	In connection with the 2017 Acquisition, the purchase agreement governing the transaction includes indemnification provisions with respect to tax liabilities. The offset to this adjustment is included in income tax provision. Refer to Note 16 for additional information.
(6)	In connection with the 2017 Acquisition, Twister Acquisition, Zenith Acquisition, Virox Acquisition, Wypetech Acquisition, and SaneChem Acquisition, we incurred acquisition-related costs during the years ended December 31, 2020. December 31, 2019 and December 31, 2018. These costs consisted primarily of investment banking, legal and other professional advisory services costs.
(7)	In connection with the 2017 Acquisition, Twister Acquisition and Zenith Acquisition, we recorded fair value increases to our inventory. These amounts represent the amortization of this increase.
(8)	Represents the fees paid to Bain Capital pursuant to a management agreement whereby we have received general business consulting services; financial, managerial and operational advice; advisory and consulting services with respect to selection of advisors; advice in different fields; and financial and strategic planning and analysis.
(9)	Represents the net impact of the expected return on plan assets, interest cost, and settlement cost components of net periodic defined benefit income related to our defined benefit pension plans. Refer to Note 14 for additional information.
(10)	Represents the unrealized foreign exchange impact on our operations. The gain recorded in the periods were primarily due to the impact of the strengthening of the U.S dollar to the euro on our U.S dollar denominated debt. For the year ended December 31, 2018, this item also includes a restructuring of certain intercompany loans related to a legal reorganization in connection with our tax planning strategy.
(11)	On November 15, 2018, we entered into a factoring Master Agreement with Factofrance, S.A. Additionally, on April 22, 2020, the Company entered into a securitization arrangement with PNC Bank (“PNC”) to sell certain North American customer receivables without recourse on a revolving basis. This amount represents the fees to complete the sale of the receivables without recourse. Refer to Note 6 for additional information.
(12)	Represents compensation expense associated with our Management Equity Incentive Plan (“MEIP”) awards. Refer to Note 19 for additional information.
(13)	Represents the non-cash gain on sale of our shares in connection with the Virox IP Acquisition. See Note 5 for more information.
(14)	Represents costs associated with corporate operations that are not specifically allocated to a reportable segment.

The following table shows assets allocated by reportable segments. Assets allocated by reportable segment include trade receivables, net and inventories.

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Institutional	$492.2	$481.4
Food & Beverage	132.2	153.9
Corporate	3,661.7	3,578.2
Total	$4,286.1	$4,213.5

Geographic Regions

Net sales(1) by geographic region are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
North America(2)	$784.2	$581.1	$576.1
Latin America	168.7	203.3	226.1
Europe	1,132.9	1,189.4	1,225.3
Middle East & Africa	217.2	255.6	253.4
Asia Pacific	326.2	394.5	407.2
Total	$2,629.2	$2,623.9	$2,688.1

Long-lived assets and right of use assets(3) by geographic region are as follows:

	December 31,	December 31,
(in millions)	2020	2019
North America(4)	$76.5	$70.1
Latin America	14.4	16.3
Europe	136.8	146.2
Middle East & Africa	11.6	13.6
Asia Pacific	16.7	20.7
Total	$256.0	$266.9
(1)	No non-U.S. country accounted for net sales in excess of 10% of consolidated net sales for the years ended December 31, 2020, 2019 or 2018.
(2)	Net sales to external customers within the U.S. were $610.9 million, $474.2 million and $463.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.
(3)	No non-U.S. country accounted for long-lived assets and right of use assets in excess of 10% of consolidated long-lived assets and right of use assets at December 31, 2020 and 2019.
(4)	Long-lived assets and right of use assets within the U.S. were $56.6 million and $55.0 million as of December 31, 2020 and 2019.